Condensed Interim Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Sales	$ 27,603	$ 30,266	$ 57,125	$ 55,608
Cost of sales	18,714	19,142	43,686	34,899
Gross profit	8,889	11,124	13,439	20,709
Operating expenses
Research and development	3,647	3,328	7,078	6,842
Sales and marketing	1,596	1,593	3,132	3,235
General and administrative	1,068	1,049	1,975	2,180
Contingent consideration expense (benefit)		60		118
Total operating expenses	6,311	6,030	12,185	12,375
Operating income	2,578	5,094	1,254	8,334
Financial income, net	200	13	484	43
Income before income taxes	2,778	5,107	1,738	8,377
Income taxes	342	914	741	1,587
Net income	$ 2,436	$ 4,193	$ 997	$ 6,790
Income per share:
Basic income per ordinary share (US$)	$ 0.323	$ 0.565	$ 0.132	$ 0.917
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,550	7,420	7,550	7,401
Diluted income per ordinary share (US$)	$ 0.319	$ 0.554	$ 0.13	$ 0.901
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,629	7,573	7,671	7,536